SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
VAT (as a percent)	17.00%
VAT paid for overseas sales (as a percent)	17.00%
VAT refund for overseas sales (as a percent)	13.00%
Shipping and handling costs
Shipping and handling costs	$ 32,512	$ 40,954	$ 33,796
Government grants
Government grants recognized as other income	3,255	343	2,015
Research and development costs
Research and development costs incurred	1,452	1,536	1,743
Foreign currency risk
Cash and cash equivalents denominated in Renminbi, USD equivalent	19,410	22,424	34,471
Cash and cash equivalents, which are held in currency other than functional currency of the entities	$ 431	$ 116	$ 1,374